ACCRUED REVENUES	3 Months Ended
Mar. 31, 2026
Accrued Revenues
ACCRUED REVENUES

3.	ACCRUED REVENUES

Schedule Of Accrued Revenues Table

	2026-03-31	2025-12-31
	$	$
Equipments sale	3,882,008	3,817,118
Services revenues	6,605,476	5,978,756
Interest Revenues	658,140	600,414
Sites revenues	(8,540,352)	(7,671,641)
	2,605,273	2,724,647

Accrued revenues represent the unbilled cumulative site deployment and construction revenue under IFRS 15 for which the performance obligation has been delivered.